Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 18, 2021
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
CIK	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 30, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO All Asset Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVAADV
PIMCO All Asset Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVAAVV
PIMCO All Asset Portfolio | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVAAPM
PIMCO All Asset Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVAAIV
PIMCO Balanced Allocation Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMGMVA
PIMCO Balanced Allocation Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMGVAD
PIMCO CommodityRealReturn Strategy Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVCRDV
PIMCO CommodityRealReturn Strategy Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVCRVV
PIMCO CommodityRealReturn Strategy Portfolio | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCOMRSM
PIMCO CommodityRealReturn Strategy Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCOMRSI
PIMCO Dynamic Bond Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUNCBDA
PIMCO Dynamic Bond Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUNCBAD
PIMCO Dynamic Bond Portfolio | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUNCBAM
PIMCO Dynamic Bond Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVUCBPA
PIMCO Emerging Markets Bond Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVEMDV
PIMCO Emerging Markets Bond Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVEMVV
PIMCO Emerging Markets Bond Portfolio | M
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEMBPM
PIMCO Emerging Markets Bond Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEMBPA
PIMCO Global Bond Opportunities Portfolio Unhedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVGBDV
PIMCO Global Bond Opportunities Portfolio Unhedged | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVGBVV
PIMCO Global Bond Opportunities Portfolio Unhedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVGBIV
PIMCO Global Core Bond Hedged Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGASADM
PIMCO Global Diversified Allocation Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMGDAA
PIMCO Global Diversified Allocation Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMGDAD
PIMCO Global Managed Asset Allocation Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVGMMV
PIMCO Global Managed Asset Allocation Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVGMVV
PIMCO Global Managed Asset Allocation Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVGMAPI
PIMCO High Yield Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVHYDV
PIMCO High Yield Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVHYVV
PIMCO High Yield Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVHYIV
PIMCO Income Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIINCAM
PIMCO Income Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIINCAV
PIMCO Income Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIINCIS
PIMCO International Bond Portfolio Unhedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVFBDV
PIMCO International Bond Portfolio Unhedged | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPFBHEV
PIMCO International Bond Portfolio Unhedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVFUHBI
PIMCO International Bond Portfolio US Dollar-Hedged | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVFHIV
PIMCO International Bond Portfolio US Dollar-Hedged | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVITFBP
PIMCO International Bond Portfolio US Dollar-Hedged | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVFHDV
PIMCO Long-Term US Government Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLTDV
PIMCO Long-Term US Government Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLTAV
PIMCO Long-Term US Government Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLTIV
PIMCO Low Duration Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLDDV
PIMCO Low Duration Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLDVV
PIMCO Low Duration Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVLDIV
PIMCO Real Return Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVRRDV
PIMCO Real Return Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVRRVV
PIMCO Real Return Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVRRIV
PIMCO Short-Term Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVSTDV
PIMCO Short-Term Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVSTAD
PIMCO Short-Term Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVSTIV
PIMCO Total Return Portfolio | Administrative
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVTRDV
PIMCO Total Return Portfolio | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVTRVV
PIMCO Total Return Portfolio | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPVTRIV